Other receivables, net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Other receivables, net
6.	Other receivables, net
  Other receivables, net consist of the following:
	As of December 31	As of December 31
	2025	2024
	USD	USD

Other receivables	3,871,729	4,045,411
Total	3,871,729	4,045,411